Summary of significant accounting policies (Details)	6 Months Ended				12 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2012 CNY	Jun. 30, 2013 Contracts Accounted for under Percentage of Completion [Member] USD ($)	Jun. 30, 2013 Senior Secured Notes [Member]	May 03, 2013 Senior Secured Notes [Member] USD ($)
Summary of significant accounting policies [Abstract]
Year end RMB: US$ exchange rate		6.1787		6.3249	6.2855
Period average RMB: US$ exchange rate		6.2422		6.3076	6.3124
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount								$ 200,000,000
Stated rate							13.25%	13.25%
Maturity date							May 03, 2018
Change in Accounting Estimate [Line Items]
Gross profit	125,552,059		126,716,936			29,400,000
Net income	$ 65,976,255		$ 91,499,714			$ 22,000,000
Basic earnings per share	$ 0.46		$ 0.63			$ 0.15
Diluted earnings per share	$ 0.46		$ 0.62			$ 0.15
Percentage of completion						75.60%